Disclosure on individual items of the consolidated financial statements (Details) - Schedule of remaining contractual maturities of ADSE’s financial liabilities - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Less Than 1 Year [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of remaining contractual maturities of ADSE’s financial liabilities [Line Items]
Secured bank loans
Lease liabilities	842	599
Trade payables	10,012	6,643
Trade payables due to related parties	1,821	2,980
Other payables	3,869	4,391
Total	16,544	14,613
More Than 5 Years [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of remaining contractual maturities of ADSE’s financial liabilities [Line Items]
Secured bank loans
Lease liabilities	305	324
Trade payables
Trade payables due to related parties
Other payables	150	144
Total	455	468
Carrying amount [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of remaining contractual maturities of ADSE’s financial liabilities [Line Items]
Secured bank loans		7,522
Lease liabilities	4,887	2,269
Trade payables	10,012	6,643
Trade payables due to related parties	1,821	2,980
Other payables	4,019	4,535
Total	20,740	23,950
1-5 Years [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of remaining contractual maturities of ADSE’s financial liabilities [Line Items]
Secured bank loans		7,522
Lease liabilities	3,740	1,346
Trade payables
Trade payables due to related parties
Other payables
Total	€ 3,740	€ 8,869